Stockholders' deficiency - Stock-based compensation expense (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share based compensation expense	$ 1,103,209	$ 272,594
Research and development
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share based compensation expense	522,725	196,281
General and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share based compensation expense	$ 580,484	$ 76,313